Shareholder Report, Average Annual Return (Details) 191630_DoubleLine Strategic Commodity Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	27.14%	10.83%	7.18%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.80%	12.06%	14.16%
Bloomberg Commodity Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	32.29%	14.04%	8.02%